Research and Development Cost - Disclosure of Breakdown of Research and Development Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of research and development cost
Research and development expenditures incurred during the year	¥ 1,241,686	¥ 1,124,262	¥ 1,090,424
Total	1,224,564	1,091,675	1,084,721
Capitalised development expenditure [Member]
Disclosure of research and development cost
Amount capitalized	(181,634)	(200,512)	(158,246)
Intangible assets under development [Member]
Disclosure of research and development cost
Amortization of capitalized development costs	¥ 164,512	¥ 167,926	¥ 152,542